Average Annual Total Returns - Class ACIS - DWS California Tax-Free Income Fund	Class A before tax Class Inception	Class A before tax 1 Year	Class A before tax 5 Years	Class A before tax 10 Years	Class A After tax on distributions 1 Year	Class A After tax on distributions 5 Years	Class A After tax on distributions 10 Years	Class A After tax on distributions and sale of fund shares 1 Year	Class A After tax on distributions and sale of fund shares 5 Years	Class A After tax on distributions and sale of fund shares 10 Years	Class C before tax Class Inception	Class C before tax 1 Year	Class C before tax 5 Years	Class C before tax 10 Years	Class S before tax Class Inception	Class S before tax 1 Year	Class S before tax 5 Years	Class S before tax 10 Years	Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses or taxes) 1 Year	Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses or taxes) 5 Years	Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses or taxes) 10 Years	Bloomberg California Exempt Municipal Bond Index (reflects no deduction for fees, expenses or taxes) 1 Year	Bloomberg California Exempt Municipal Bond Index (reflects no deduction for fees, expenses or taxes) 5 Years	Bloomberg California Exempt Municipal Bond Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	Feb. 17, 1983	0.46%	2.48%	4.35%	0.25%	2.40%	4.30%	1.39%	2.57%	4.19%	May 31, 1994	2.53%	2.29%	3.86%	Jun. 15, 2001	3.55%	3.34%	4.90%	5.21%	3.91%	4.63%	5.15%	3.84%	5.07%